IMPAIRMENT LOSS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Impairment loss related to goodwill
Impairment loss related to licensed software		$ 1,075,997
Impairment of property plant and equipment		17,308	$ 29,716
Goodwill impairment loss			$ 3,681
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment of property plant and equipment		$ 17,308